Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of related party transaction
	For the six months ended June 30,
(SEK in thousand)	2026	2025
External costs invoiced to Polar Charge AB	2,252	53
Lease payments made to Polar Charge AB	3,728	3,416

During the year, the Group entered into the following transactions with related parties who are not members of the Group and had the following amounts outstanding at the reporting date:

	Sales to related parties	Purchases from related parties	Amounts owed by related parties	Amounts owed to related parties	Right-of-use assets	Lease liability
Joint venture, Polar Charge AB and its subsidiaries
2025	(907)	7,058	213	122	99,132	107,205
2024	35,846	5,943	1,904	1,848	95,065	100,274

Board members, board fees
2025	-	1,315	-	-	-	-
2024	-	946	-	23	-	-

Board members, consultancy
2025	-	6,663	-	-	-	-
2024	-	249	-	-	-	-

Schedule of remuneration to senior executives

Remuneration to senior executives, who are the key management personnel of the Group is set out below:

	For the year ended December 31,
(SEK in thousands)	2025	2024
Short-term employee benefits	41,200	39,981
Share-based compensation	2,427	-
Post-employment benefits	1,049	2,645
Total	44,676	42,626

Schedule of amounts outstanding between related parties

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	-	213
Trade payables	2,355	122
Lease liability	106,546	107,205
Right-of-use asset	96,381	99,132

Schedule of remuneration to key management personnel

The chairman and two other board members received the following fees set out below:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Consultancy fees	2,532	4,722
Board member compensation	776	394
Total	3,308	5,116

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	-	23

Schedule of transactions and amounts outstanding from related party

For the six months ended June 30, 2026, the group have had following transactions with the new company, Navisalma Design AB:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Recharges and rent to Navisalma Design	902	-
Service fee charges from Navisalma Design	5,565	-

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	325	-
Trade payables	4,713	-